Long-Term Debt - Scheduled Maturities of Advances and Notes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 0
2021	0
2022	0
2023	0
2024	0
Thereafter	9,992
Total	$ 9,992	$ 9,974